Income Taxes - Provision of Income Tax (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate					34.00%	34.00%	34.00%
State tax expense					1.40%	(0.90%)	(0.80%)
Expense on purchase of common stock							(30.20%)
Foreign rate differential					(17.80%)	(29.40%)	(7.90%)
Nondeductible expenses					(2.30%)	(4.10%)	(1.50%)
Tax credits					6.50%	10.00%	3.20%
Unrecognized tax benefits					(0.20%)	(1.80%)	(0.50%)
Other					(0.20%)	(1.90%)	(0.50%)
Change in valuation allowance					(9.60%)	(11.50%)	(3.40%)
Total	(3.10%)	25.40%	(2.10%)	20.30%	11.80%	(5.60%)	(7.60%)